Inventories - Summary of Consolidated Balance of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Materials and spare parts	$ 537	$ 563
Finished goods	461	406
Raw materials	370	329
Work-in-process	330	284
Inventory in transit	91	87
Current inventories	$ 1,789	$ 1,669